TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (15,419)	$ (8,722)	$ (8,934)
Foreign	2,230	1,550	1,916
Pre-tax income (loss)	$ (13,189)	$ (7,172)	$ (7,018)